Organization and Business	12 Months Ended
Dec. 31, 2025
Organization and Business [Abstract]
ORGANIZATION AND BUSINESS

NOTE 1 – ORGANIZATION AND BUSINESS

Silo Pharma, Inc. (the “Company”) was incorporated in the State of New York on July 13, 2010, under the name Gold Swap, Inc. On May 21, 2019, the Company filed an amendment to its Certificate of Incorporation with the State of Delaware to change its name from Point Capital, Inc. to Uppercut Brands, Inc. Thereafter, on September 24, 2020, the Company filed an amendment to its Certificate of Incorporation with the State of Delaware to change its name from Uppercut Brands, Inc. to Silo Pharma, Inc.

On January 24, 2013, the Company changed its state of incorporation from New York to Delaware. On December 19, 2023, the Company changed its state of incorporation from the State of Delaware to the State of Nevada.

On April 8, 2020, the Company incorporated a new wholly-owned subsidiary, Silo Pharma Inc., in the State of Florida.

The Company is a diversified developmental-stage biopharmaceutical and cryptocurrency company. The Company’s therapeutic focus is on developing novel therapeutics that address underserved conditions including PTSD, stress-induced anxiety disorders, fibromyalgia, and central nervous system (CNS) diseases. The Company is focused on developing (i) an intranasal drug targeting PTSD and stress-induced anxiety disorders (SPC-15); (ii) a time-release ketamine-based loaded implant for fibromyalgia and chronic pain relief (SP-26); (iii) an intranasal compound for the treatment of Alzheimer’s disease (SPC-14); and (iv) a CNS-homing peptide targeting the central nervous system in multiple sclerosis (SPU-16).

On June 27, 2025, the Company received a notification (the “Notification Letter”) from The Nasdaq Stock Market, LLC (“Nasdaq”) that it is not in compliance with the minimum bid price requirements set forth in Nasdaq Listing Rule 5550(a)(2) for continued listing on The Nasdaq Capital Market. Nasdaq Listing Rule 5550(a)(2) requires listed securities to maintain a minimum bid price of $1.00 per share, and Nasdaq Listing Rule 5810(c)(3)(A) provides that a failure to meet the minimum bid price requirement exists if the deficiency continues for a period of 30 consecutive business days. The Company initially had 180 calendar days, or until by December 24, 2025, to regain compliance with the minimum bid price requirement. The Company was unable to regain compliance with the minimum bid price requirement by December 24, 2025.

On December 24, 2025, the Company received a letter (the “Extension Notice”) from Nasdaq notifying the Company that its request for an extension to regain compliance with the minimum bid price requirement has been granted, and the Company has an additional 180 calendar days, or until June 22, 2026, to regain compliance with the minimum bid price requirement. Nasdaq’s determination was based on the Company meeting the continued listing requirement for market value of publicly held shares and all other applicable requirements for initial listing on the Nasdaq Capital Market with the exception of the bid price requirement, and the Company’s written notice of its intention to cure the deficiency during the second compliance period by effecting a reverse stock split, if necessary. The Extension Notice has no immediate effect on the listing or trading of the Company’s common stock on The Nasdaq Capital Market and, at this time, the Company’s common stock will continue to trade on The Nasdaq Capital Market under the symbol “SILO.”

If at any time before June 22, 2026, the bid price of the Company’s common stock closes at or above $1.00 per share for a minimum of 10 consecutive business days, Nasdaq will notify the Company that it is in compliance with the minimum bid price requirement. However, if compliance with the minimum bid price requirement cannot be demonstrated by June 22, 2026, Nasdaq will notify the Company that its common stock will be delisted from The Nasdaq Capital Market, at which time, the Company may appeal Nasdaq’s determination to a Hearings Panel.

The Company intends to monitor the closing bid price of its common stock and may, if appropriate, consider implementing available options, including, but not limited to, implementing a reverse stock split of its outstanding securities during the second compliance period, to regain compliance with the minimum bid price requirement under the Nasdaq Listing Rules.